AVAILABLE-FOR-SALE SECURITIES (Details 5) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Coupon interest	$ 3,517,383	$ 564,419	$ 739,024	$ 1,333,790	$ 14,016,631
Net (premium amortization)/ discount accretion	821,065	152,077	135,362	347,647	907,795
Interest income	4,338,448	716,496	874,386	1,681,437	14,924,426
Agency [Member]
Coupon interest	3,472,373	535,560	710,165	1,279,241	13,878,581
Net (premium amortization)/ discount accretion	(58,281)	(73,451)	(90,166)	(115,831)	(713,094)
Interest income	3,414,092	462,109	619,999	1,163,410	13,165,487
Non Agency [Member]
Coupon interest	45,010	28,859	28,859	54,549	138,050
Net (premium amortization)/ discount accretion	879,346	225,528	225,528	463,478	1,620,889
Interest income	$ 924,356	$ 254,387	$ 254,387	$ 518,027	$ 1,758,939